Shareholders' equity - Shares Issued (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in number of shares outstanding [abstract]
Shares in issue at start of period	32,292,648	29,146,992	21,601,192
Issued in relation to capital raise in July 2020			5,528,089
Issued in relation to Novartis agreement in October 2020			1,739,130
Issued in relation to vesting of PSU, RSU and options	252,058	145,656	278,581
Issued in relation to June 2021 IPO		3,000,000
Issued in relation to creation of treasury shares in August 2022	3,500,000
Shares in issue at end of period	36,044,706	32,292,648	29,146,992